Shareholder Report, Holdings (Details) - C000247025	Aug. 31, 2025
Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Communications
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Financials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Technology
Holdings [Line Items]
Percent of Net Asset Value	32.60%